Loans and Allowance for Loan Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 25,972	$ 32,700
Current		3,267,332	3,125,632
Total loans		3,293,304	3,158,332
Loans that are 90 days past due and still accruing interest		$ 0	0
Number of days past due		90 days
30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 5,805	5,737
60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,552	4,620
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		17,615	22,343
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		203,415	223,382
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,350	3,297
Current		173,523	190,827
Total loans		175,873	194,124
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10	618
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	52
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,340	2,627
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		27,542	29,258
Total loans		27,542	29,258
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		3,080,498	2,927,356
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		20,674	26,305
Current		2,639,998	2,491,262
Total loans		2,660,672	2,517,567
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		4,986	4,141
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,308	4,157
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		13,380	18,007
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		192	537
Current		60,309	57,118
Total loans		60,501	57,655
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		43	141
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	59
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		149	337
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,593	2,397
Current		356,732	349,737
Total loans		359,325	352,134
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		731	741
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		204	342
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,658	1,314
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		163	164
Current		9,228	7,430
Total loans		9,391	7,594
Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		35	96
Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		40	10
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		88	58
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		23,754	30,085
Current		2,627,033	2,582,294
Total loans	[1]	2,650,787	2,612,379
New York and Other States [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		4,970	4,746
New York and Other States [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,260	4,337
New York and Other States [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		16,524	21,002
New York and Other States [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		188,414	203,988
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,340	3,297
Current		158,625	171,491
Total loans	[1]	160,965	174,788
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	618
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	52
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,340	2,627
New York and Other States [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		27,449	29,200
Total loans	[1]	27,449	29,200
New York and Other States [Member] | Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
New York and Other States [Member] | Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
New York and Other States [Member] | Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		18,887	23,996
Current		2,075,070	2,017,144
Total loans	[1]	2,093,957	2,041,140
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		4,321	3,340
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,037	3,874
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		12,529	16,782
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		192	537
Current		52,059	51,176
Total loans	[1]	52,251	51,713
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		43	141
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	59
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		149	337
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,194	2,108
Current		305,971	306,656
Total loans	[1]	308,165	308,764
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		572	568
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		204	342
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,418	1,198
New York and Other States [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		141	147
Current		7,859	6,627
Total loans	[1]	8,000	6,774
New York and Other States [Member] | Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		34	79
New York and Other States [Member] | Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		19	10
New York and Other States [Member] | Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		88	58
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,218	2,615
Current		640,299	543,338
Total loans		642,517	545,953
Florida [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		835	991
Florida [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		292	283
Florida [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,091	1,341
Florida [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		15,001	19,394
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10	0
Current		14,898	19,336
Total loans		14,908	19,336
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10	0
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		93	58
Total loans		93	58
Florida [Member] | Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,787	2,309
Current		564,928	474,118
Total loans		566,715	476,427
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		665	801
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		271	283
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		851	1,225
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		8,250	5,942
Total loans		8,250	5,942
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		399	289
Current		50,761	43,081
Total loans		51,160	43,370
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		159	173
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		240	116
Florida [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		22	17
Current		1,369	803
Total loans		1,391	820
Florida [Member] | Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1	17
Florida [Member] | Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		21	0
Florida [Member] | Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.